Information on staff and remuneration	12 Months Ended
Dec. 31, 2018
Information on staff and remuneration
Information on staff and remuneration

Note 6 - Information on staff and remuneration

DKK thousand	2018	2017	2016

Total staff salaries can be specified as follows:Salaries	141,661	112,614	104,614
Pension schemes (defined contribution plans)	11,065	9,135	8,239
Other payroll and staff-related costs	27,252	30,291	32,838
Total	179,978	152,040	145,691
The amount is charged as:
Research and development expenses	153,521	119,474	109,509
Administrative expenses	26,457	32,566	36,182
Total	179,978	152,040	145,691
Average number of employees	146	128	124

	Base	Committee	Total	Base	Committee	Total	Base	Committee	Total
Remuneration	board fee	Fees	fees	board fee	Fees	fees	board fee	Fees	fees
DKK thousand	2018	2018	2018	2017	2017	2017	2016	2016	2016

Remuneration to the Board of Directors
Martin Nicklasson [1]	650	100	750	550	100	650	550	200	750
Rosemary Crane	333	50	383	350	50	400	350	50	400
Catherine Moukheibir	300	150	450	250	150	400	250	150	400
Alain Munoz	300	50	350	250	33	283	250	0	250
Michael Owen	300	50	350	250	50	300	250	0	250
Kirsten Drejer	200	0	200	0	0	0	0	0	0
Jens Peter Stenvang [2]	300	0	300	250	0	250	250	0	250
Hanne Heidenheim Bak [2]	300	0	300	198	0	198	167	0	167
Helle Haxgart [2,3]	100	0	100	21	0	21	0	0	0
Rasmus Just [2,4]	0	0	0	229	0	229	167	0	167
Peter Benson [5]	0	0	0	0	0	0	104	0	104
Christian Thorkildsen [2,5]	0	0	0	0	0	0	83	0	83
Helle Størum [2,5]	0	0	0	0	0	0	83	0	83
Total	2,783	400	3,183	2,348	383	2,731	2,504	400	2,904
1

In addition to the base board fee, Martin Nicklasson received an observation fee for his period as Observer to the Board before being appointed at the Annual General Meeting in 2015. This fee amounted to DKK 150,000, and was paid in 2016.

2	Employee-elected board members; the table only includes remuneration for board work.
3	This board member resigned from the Board in 2018.
4	This board member resigned from the Board in 2017.
5	These board members resigned from the Board in 2016.

						Warrant
			Pension	Other	Severance	compensation
DKK thousand	Base salary	Bonus	contribution	benefits	payment	expenses	Total
2018
Remuneration to the Executive Management
Britt Meelby Jensen	4,189	2,513	419	320	0	0	7,441
Mats Blom	2,621	1,031	262	273	0	2,219	6,406
Total	6,810	3,544	681	593	0	2,219	13,847
Other Corporate Management[1]	6,689	2,653	604	1,035	0	5,804	16,785
Total	6,689	2,653	604	1,035	0	5,804	16,785
Total	13,499	6,197	1,285	1,628	0	8,023	30,632

2017
Remuneration to the Executive Management
Britt Meelby Jensen	3,915	2,482	392	231	0	4,058	11,078
Mats Blom	2,496	999	250	271	0	2,389	6,405
Total	6,411	3,481	642	502	0	6,447	17,483
Other Corporate Management[1]	4,416	1,787	442	388	0	4,779	11,812
Total	4,416	1,787	442	388	0	4,779	11,812
Total	10,827	5,268	1,084	890	0	11,226	29,295

2016
Remuneration to the Executive Management
Britt Meelby Jensen	3,795	683	380	231	0	4,442	9,531
Mats Blom	2,448	526	245	268	0	1,111	4,598
Total	6,243	1,209	625	499	0	5,553	14,129
Other Corporate Management[1]	6,422	833	642	1,324	1,782	7,322	18,325
Total	6,422	833	642	1,324	1,782	7,322	18,325
Total	12,665	2,042	1,267	1,823	1,782	12,875	32,454
1	Other Corporate Management in 2018 and 2017 comprised two members. Other Corporate Management in 2016 comprised four members, including two members who resigned during the year.

Employee incentive programs

Accounting policies

The value of services received as consideration for granted warrants is measured at the fair value of the warrant. The fair value is determined at the grant date and is recognized in the income statement as employee benefit expense over the period in which the warrants vest.

The offsetting entry to this is recognized under equity. an estimate is made of the number of warrants expected to vest. Subsequently, an adjustment is made for changes in the estimate of the number of warrants which will vest, so the total expense is equal to fair value of the actual number of warrants which vest. The fair value of warrants granted is estimated using the Black– Scholes pricing model.

The 2010 employee incentive program

	Program	Program	Program	Program	Program	Program	Program	Program
	of 2010	of 2010	of 2010	of 2010	of 2010	of 2010	of 2010	of 2010
	10/Feb/11	17/Nov/11	10/Feb/12	19/Nov/12	08/Feb/13	01/Apr/14	25/Mar/15	05/May/15	Total
Number of warrants
Outstanding at January 1, 2018	0	0	0	0	183,425	100,000	100,000	46,359	429,784
Granted during the year	0	0	0	0	0	0	0	0	0
Forfeited during the year	0	0	0	0	0	0	0	0	0
Exercised during the year	0	0	0	0	0	(28,000)	0	0	(28,000)
Expired during the year	0	0	0	0	(183,425)	0	0	0	(183,425)
Outstanding at December 31, 2018	0	0	0	0	0	72,000	100,000	46,359	218,359
Specified as follows:
Executive Management	0	0	0	0	0	0	0	0	0
Other employees	0	0	0	0	0	72,000	100,000	46,359	218,359
Total	0	0	0	0	0	72,000	100,000	46,359	218,359
Number of warrants
Outstanding at January 1, 2017	0	0	6,250	214,883	261,137	100,000	100,000	46,359	728,629
Granted during the year	0	0	0	0	0	0	0	0	0
Forfeited during the year	0	0	0	0	0	0	0	0	0
Exercised during the year	0	0	0	0	(77,712)	0	0	0	(77,712)
Expired during the year	0	0	(6,250)	(214,883)	0	0	0	0	(221,133)
Outstanding at December 31, 2017	0	0	0	0	183,425	100,000	100,000	46,359	429,784
Specified as follows:
Executive Management	0	0	0	0	0	0	0	0	0
Other employees	0	0	0	0	183,425	100,000	100,000	46,359	429,784
Total	0	0	0	0	183,425	100,000	100,000	46,359	429,784
Number of warrants
Outstanding at January 1, 2016	11,600	105,259	151,741	214,883	326,012	100,000	100,000	46,359	1,055,854
Granted during the year	0	0	0	0	0	0	0	0	0
Forfeited during the year	0	0	0	0	(1,250)	0	0	0	(1,250)
Exercised during the year	0	(105,259)	(145,491)	0	(63,625)	0	0	0	(314,375)
Expired during the year	(11,600)	0	0	0	0	0	0	0	(11,600)
Outstanding at December 31, 2016	0	0	6,250	214,883	261,137	100,000	100,000	46,359	728,629
Specified as follows:
Executive Management	0	0	0	31,019	0	0	0	0	31,019
Other employees	0	0	6,250	183,864	261,137	100,000	100,000	46,359	697,610
Total	0	0	6,250	214,883	261,137	100,000	100,000	46,359	728,629
Exercise period
From	10/Feb/14	17/Nov/14	10/Feb/15	19/Nov/15	10/Feb/16	01/Apr/7	25/Mar/18	05/May/18
Until	10/Feb/16	17/Nov/16	10/Feb/17	19/Nov/17	10/Feb/18	01/Apr/19	25/Mar/20	05/May/20
Black-Scholes parameters
Term (months)	60	60	60	60	60	60	60	60
Share price	70.0	45.7	70.0	86.0	79.05	69.0	115.5	92.0
Exercise price (DKK)	77.0	50.27	77.0	113.3	87.45	75.9	127.05	101.2
Volatility*	33.0%	34.0%	44.0%	56.0%	39.3%	37.5%	41.9%	43.7%
Risk-free interest rate	3.09%	1.02%	0.37%	0.86%	0.66%	0.71%	(0.21)%	(0.10)%
Cost price	21.36	12.90	24.74	23.76	25.38	21.05	37.78	31.63
Dividend	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected

*The volatility rate used is based on the actual volatility of the Zealand share price.

The 2015 employee incentive program

	Program	Program	Program	Program	Program	Program	Program	Program	Program	Program	Program
	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015	of 2015
	05/May/15	5/May/15	5/Apr/16	5/Apr/16	15/Jul/16	6/Apr/17	6/Apr/17	25/Aug/17	25/Aug/17	22/May/18	15-Oct-18	Total
Number of warrants
Outstanding at January 1, 2018	100,000	349,750	328,750	85,434	40,000	405,500	93,392	14,566	6,608	0	0	1,424,000
Granted during the year	0	0	0	0	0	0	0	0	0	615,500	40,000	655,500
Forfeited during the year	(100,000)	0	(7,000)	(85,434)	0	(24,500)	(93,392)	(14,566)	(6,608)	(105,500)	0	(437,000)
Exercised during the year	0	(7,500)	0	0	0	0	0	0	0	0	0	(7,500)
Expired during the year	0	0	0	0	0	0	0	0	0	0	0	0
Outstanding at December 31, 2018	0	342,250	321,750	0	40,000	381,000	0	0	0	510,000	40,000	1,635,000
Specified as follows:
Executive Management	0	75,000	25,000	0	0	57,000	0	0	0	60,000	0	217,000
Other employees	0	267,250	296,750	0	40,000	324,000	0	0	0	450,000	40,000	1,418,000
Total	0	342,250	321,750	0	40,000	381,000	0	0	0	510,000	40,000	1,635,000
Number of warrants
Outstanding at January 1, 2017	100,000	357,250	345,000	100,000	40,000	0	0	0	0	0	0	942,250
Granted during the year	0	0	0	0	0	424,000	93,392	14,566	6,608	0	0	538,566
Forfeited during the year	0	(7,500)	(16,250)	(14,566)	0	(18,500)	0	0	0	0	0	(56,816)
Exercised during the year	0	0	0	0	0	0	0	0	0	0	0	0
Expired during the year	0	0	0	0	0	0	0	0	0	0	0	0
Outstanding at December 31, 2017	100,000	349,750	328,750	85,434	40,000	405,500	93,392	14,566	6,608	0	0	1,424,000
Specified as follows:
Executive Management	100,000	75,000	25,000	85,434	0	57,000	93,392	14,566	6,608	0	0	457,000
Other employees	0	274,750	303,750	0	40,000	348,500	0	0	0	0	0	967,000
Total	100,000	349,750	328,750	85,434	40,000	405,500	93,392	14,566	6,608	0	0	1,424,000
Number of warrants
Outstanding at January 1, 2016	100,000	363,250	0	0	0	0	0	0	0	0	0	463,250
Granted during the year	0	0	347,250	100,000	40,000	0	0	0	0	0	0	487,250
Forfeited during the year	0	(6,000)	(2,250)	0	0	0	0	0	0	0	0	(8,250)
Exercised during the year	0	0	0	0	0	0	0	0	0	0	0	0
Expired during the year	0	0	0	0	0	0	0	0	0	0	0	0
Outstanding at December 31, 2016	100,000	357,250	345,000	100,000	40,000	0	0	0	0	0	0	942,250
Specified as follows:
Executive Management	100,000	75,000	25,000	100,000	0	0	0	0	0	0	0	300,000
Other employees	0	282,250	320,000	0	40,000	0	0	0	0	0	0	642,250
Total	100,000	357,250	345,000	100,000	40,000	0	0	0	0	0	0	942,250
Exercise period
From	05/May/16	05/May/18	05/Apr/19	05/Apr/17	15/Jul/19	06/Apr/20	06/Apr/18	25/Aug/17	06/Apr/18	22/May/21	15/Oct/21
Until	05/May/20	05/May/20	05/Apr/21	05/Apr/21	15/Jul/21	06/Apr/22	06/Apr/22	25/Aug/22	06/Apr/22	22/May/23	15/Oct/23
Black-Scholes parameters
Term (months)	60	60	60	60	60	60	60	60	60	60	60
Share price (DKK)	92.0	92.0	129.5	129.5	126.0	123.0	123.0	118.5	118.5	100.8	90.0
Exercise price (DKK)	101.2	101.2	142.45	142.45	138.6	135.3	135.3	142.45	135.3	100.8	90.0
Volatility*	43.7%	43.7%	43.5%	43.5%	45.0%	43.6%	43.6%	43.0%	43.0%	42.6%	42.5%
Risk free interest rate	(0.10)%	(0.10)%	(0.04)%	(0.04)%	(0.33)%	(0.24)%	(0.24)%	(0.16)%	(0.16)%	0.05%	(0.03)%
Cost price (DKK)	31.63	31.63	44.42	44.42	44.23	41.92	41.92	36.74	38.58	36.98	32.83
Dividend	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected	not expected

*For warrants granted in 2015 and earlier, the volatility rate used is based on the actual volatility of the Zealand share price. For warrants granted after January 1, 2016, the volatility rate used is based on the 5‑year historical volatility of the Zealand share price. The average traded share price on the exercise date(s) of the 2010 warrant programme was 120.9 and the average traded share price on the exercise date(s) of the 2015 warrant programme was 87.4.

Employee warrant programs

In order to motivate and retain key employees and encourage the achievement of common goals for employees, Management and shareholders, the Company has established an incentive plan based on warrant programs. Incentive programs were offered in 2005, 2007 and in the periods 2009-2018.

The warrants are granted in accordance with the authorizations given to the Board of Directors by the shareholders. The Board of Directors has fixed the terms of and size of the grants, taking into account authorizations from the shareholders, the Group’s guidelines for incentive pay, an assessment of expectations of the recipient’s work efforts and contribution to the Group’s growth, as well as the need to motivate and retain the recipient. Grant takes place on the date of establishment of the program. Exercise of warrants is by default subject to continuing employment with the Group. The warrants granted are subject to the provisions of the Danish Public Companies Act regarding termination of employees prior to their exercise of warrants in the case of recipients covered by the Act.

The exercise price is determined by the closing price of Zealand’s shares on Nasdaq Copenhagen on the day prior to the grant date. For warrants granted before April 19, 2018, the exercise price is determined by the closing price of Zealand’s shares on Nasdaq Copenhagen on the day prior to the grant date plus 10%.

Warrants expire automatically after five years. Warrants are considered vested at the grant date, when there is no vesting period explicit in the warrant agreement, and may be exercised after three years. Warrants granted on October 15, 2018 are vested over 36 months with 1/36 of the warrants vesting per month from the date of grant, and can be exercised after three years.

Warrants may be exercised four times a year during a four‑week period starting from the date of the publication of Zealand’s Annual Report or interim reports.

2010 employee incentive program

This program was established in 2010 for Zealand’s Board of Directors, Executive Management, employees and consultants.

The Board of Directors was authorized to issue up to 2,750,000 warrants in the period until November 2, 2015. The program has expired and a total of 2,355,495 warrants have been granted. As of December 31, 2018, 1,579,809 warrants have been exercised, 422,327 warrants have expired without being exercised, and 135,000 warrants have forfeited. The total proceeds amount to DKK 127.4 million (2017: DKK 125.3 million and 2016: DKK 116.3 million). As of December 31, 2018, 218,359 warrants can still be exercised.

2015 employee incentive program

This program was established in 2015 for Zealand’s Executive Management and employees.

The Board of Directors was authorized to issue up to 2,750,000 warrants in the period until April 20, 2020, of which 602,434 have not yet been granted. As of December 31, 2018, 2,147,566 warrants have been granted, 7,500 warrants have been exercised, and 505,066 warrants have forfeited. This means that the remaining amount of warrants that can be granted is 1,107,500. As of December 31, 2018, 1,635,000 warrants can be exercised. The total proceeds amount to DKK 0.8 million.

Effect on income statement

In 2018, the fair value of warrants recognized in the income statement amounted to DKK 17.4 million (2017: DKK 20.2 million and 2016: DKK 22.7  million), of which DKK 2.2 million (2017: DKK 6.4 million and 2016: DKK 5.6 million) related to Executive Management.

Costs for the warrant programs have been adjusted at the end of the year by DKK 0.0 million (2017:DKK 0.7 million and 2016: DKK 2.4 million) due to the actual attrition rate and an adjustment to the warrant programs granted in 2015 to reflect the estimated attrition rate split between Executive Management and employees. Warrants granted to the CEO, Britt Meelby Jensen in May 2018, have been reversed by DKK 3.7 million, as a consequense of Britt Meelby Jensen's resignation.

DKK thousand	2018	2017	2016
The amount is charged as:
Research and development expenses	13,838	12,190	14,290
Administrative expenses	3,631	7,966	8,437
Total	17,469	20,156	22,727